UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21881

Oppenheimer Rochester Minnesota Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 12/31/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—104.9%
Minnesota—102.1%
$120,000	Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)	5.600%	02/01/2032	$ 121,822
500,000	Anoka County, MN Charter School[1]	5.000	06/01/2043	515,210
300,000	Anoka County, MN Charter School[1]	5.000	06/01/2032	313,548
290,000	Anoka County, MN Charter School[1]	5.000	06/01/2027	307,635
25,000	Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)	6.625	05/01/2030	27,159
1,000,000	Anoka County, MN Hsg. & Redevel. Authority (Woodland Park Apts.)[1]	5.000	04/01/2027	1,066,960
500,000	Anoka, MN Health Care Facility (Homestead Anoka)	7.000	11/01/2046	540,990
1,000,000	Anoka-Hennepin, MN Independent School District No. 11[1]	5.000	02/01/2034	1,160,980
250,000	Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)	6.750	03/01/2040	265,072
25,000	Austin, MN GO1	5.000	10/01/2018	25,065
750,000	Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)[1]	5.000	01/01/2031	810,697
850,000	Austin, MN Hsg. & Redevel. Authority (St. Marks Lutheran Home)	7.000	12/01/2046	759,458
250,000	Baytown, MN Township (Friends of St. Croix Preparatory Academy/St. Croix Preparatory Academy	5.750	08/01/2042	254,860
430,000	Baytown, MN Township (St. Croix Preparatory Academy)[1]	7.000	08/01/2038	451,504
85,000	Blue Earth County, MN Economic Devel. Authority[1]	5.000	12/01/2027	90,174
150,000	Breckenridge, MN (Catholic Health Initiatives)	5.000	05/01/2030	150,535
1,025,000	Buffalo, MN Health Care (Central Minnesota Senior Hsg.)	5.375	09/01/2026	1,048,442
1,500,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)	5.000	01/01/2042	1,647,900
1,150,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)	5.000	01/01/2032	1,286,160
1,925,000	Chaska, MN Electric[1]	5.250	10/01/2025	1,995,282
1,000,000	Chicago, MN Hsg. & Healthcare (CDL Homes)	6.000	08/01/2043	1,094,600
1,100,000	Chippewa County, MN Gross Revenue (Montevideo Hospital)	5.500	03/01/2037	1,145,463
240,000	Cloquet, MN Pollution Control (Potlach Corp.)[1]	5.900	10/01/2026	240,242
200,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.250	12/01/2026	200,188
1,000,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375	02/15/2032	1,001,580
172,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.000	02/15/2017	173,634
500,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700	07/01/2042	500,075
20,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.300	07/01/2017	20,209
750,000	Dakota County, MN Community Devel. Agency (Ebenezer Ridges Assisted Living)	5.750	11/01/2033	819,120
1,000,000	Deephaven, MN Charter School (Eagle Ridge Academy)	5.500	07/01/2043	1,076,170

1 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$1,460,000	Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)	5.875%	11/01/2033	$ 1,503,931
500,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)[1]	5.875	11/01/2040	534,825
785,000	Duluth, MN Independent School District No. 709 COP	5.125	03/01/2029	810,261
1,315,000	Duluth, MN Independent School District No. 709 COP	5.250	03/01/2032	1,365,233
300,000	Duluth, MN Independent School District No. 709 COP	5.000	03/01/2025	308,691
725,000	Duluth, MN Independent School District No. 709 COP	5.000	03/01/2027	745,017
100,000	East Central, MN Independent School District No. 2580[1]	5.000	02/01/2022	100,394
500,000	Eveleth, MN Health Care (Arrowhead Senior Living Community)	5.200	10/01/2027	498,300
1,270,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700	10/01/2036	969,924
1,150,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000	11/01/2037	1,203,992
400,000	Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)[1]	5.400	08/01/2040	415,044
500,000	Hayward, MN Hsg. & Healthcare Facilities (St. John’s Lutheran Home of Alberta)	5.375	10/01/2044	502,875
385,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.625	02/01/2030	399,753
275,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.050	02/01/2030	275,242
400,000	Hutchinson, MN Public Utility	5.000	12/01/2025	466,464
300,000	Hutchinson, MN Public Utility	5.000	12/01/2022	355,371
110,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500	04/01/2023	110,313
180,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.650	12/01/2022	180,513
115,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850	12/01/2029	115,471
525,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	6.250	09/01/2040	573,583
250,000	Little Canada, MN Senior Hsg. (PHS/Mayfield)	6.000	12/01/2030	254,242
630,000	Maple Grove, MN Health Care Facilities (North Care)[1]	5.000	09/01/2029	639,967
285,000	Maple Grove, MN Health Care Systems (Maple Grove Hospital Corp.)[1]	5.250	05/01/2037	299,139
500,000	Maplewood, MN Health Care Facility (VOA Care Centers)	5.375	10/01/2024	500,590
490,000	Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)	6.375	03/01/2040	523,580
720,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2037	748,829
495,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2027	520,393
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.250	08/15/2035	39,538
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.000	08/15/2034	38,029

2 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$55,000	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.520%	03/01/2041	$ 58,452
24,028	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.000	12/01/2038	24,073
26,677	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.450	04/01/2027	27,128
143,272	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.250	12/01/2040	146,622
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2020	1,139,360
40,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2027	40,000
50,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2035	50,000
160,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2023	173,590
8,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[2]	5.000	01/01/2035	9,105,920
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2022	1,136,430
25,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2020	25,000
1,250,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2021	1,250,000
30,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2025	32,498
200,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2031	200,000
85,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2022	85,000
100,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2023	100,000
50,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2025	50,000
125,000	Minneapolis, MN (Carechoice Member)	5.875	04/01/2024	125,084
1,250,000	Minneapolis, MN Charter School (Yinghua Academy)	6.000	07/01/2043	1,342,862
460,000	Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)[1]	5.200	10/20/2048	464,131
45,000	Minneapolis, MN Community Devel. Agency[1]	5.700	12/01/2027	45,832
5,000	Minneapolis, MN Community Devel. Agency (Cord-Sets)[1]	5.500	06/01/2018	5,062
525,000	Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)[1]	6.200	09/01/2029	525,987
500,000	Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)[1]	6.000	12/01/2040	594,185
40,000	Minneapolis, MN Health Care System (Fairview Health Services)[1]	5.000	05/15/2021	40,104
1,390,000	Minneapolis, MN Health Care System (Fairview Health Services/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.500	11/15/2038	1,626,175

3 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$50,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	5.000%	11/15/2034	$ 50,955
600,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.375	11/15/2023	707,502
225,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	5.000	11/15/2030	229,669
105,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.625	11/15/2028	124,317
10,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.750	11/15/2032	11,808
200,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	185,884
1,275,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	1,238,025
55,000	Minneapolis, MN Multifamily Hsg. (Seward Towers)[1]	5.000	05/20/2036	55,730
250,000	Minneapolis, MN Supported Devel. (Common Bond Fund)[1]	5.000	06/01/2028	259,022
380,000	Minneapolis, MN Tax Increment (East River/Unocal Site)	5.250	02/01/2026	380,407
2,250,000	Minneapolis, MN Tax Increment (Grant Park)	5.350	02/01/2030	2,250,315
600,000	Minneapolis, MN Tax Increment (Grant Park)	5.200	02/01/2022	600,216
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500	02/01/2022	499,070
240,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.700	02/01/2029	237,154
1,250,000	Minneapolis, MN Tax Increment (St. Anthony Falls)	5.750	02/01/2027	1,251,162
635,000	Minneapolis, MN Tax Increment (Unocal Site)	5.400	02/01/2031	635,552
25,000	MN Agricultural & Economic Devel. Board (Benedictine Care Centers)	5.750	02/01/2030	25,026
25,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.000	02/15/2030	27,556
100,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.500	02/15/2025	115,658
155,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)	6.375	11/15/2022	155,732
115,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)	6.375	11/15/2029	115,505
495,000	MN Agricultural & Economic Devel. Board (Fairview Hospital and Healthcare Service)[1]	5.750	11/15/2026	496,134
25,000	MN Agricultural & Economic Devel. Board (SMDCHS/SJMC Obligated Group)	4.750	02/15/2016	25,074
1,500,000	MN General Fund[1]	5.000	06/01/2038	1,735,530
2,000,000	MN General Fund[1]	5.000	06/01/2043	2,280,360
410,000	MN HEFA (Bethel University)	5.500	05/01/2022	429,237
600,000	MN HEFA (Bethel University)	5.500	05/01/2037	621,048
150,000	MN HEFA (College of St. Scholastica)[1]	6.000	12/01/2028	166,548
1,000,000	MN HEFA (College of St. Scholastica)[1]	5.250	12/01/2035	1,094,220
875,000	MN HEFA (College of St. Scholastica)[1]	5.125	12/01/2040	951,247

4 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Minnesota (Continued)
$500,000	MN HEFA (College of St. Scholastica)[1]	6.300%		12/01/2040	$ 566,455
500,000	MN HEFA (Hamline University)[1]	5.000		10/01/2029	547,315
500,000	MN HEFA (Hamline University)[1]	6.000		10/01/2032	566,030
500,000	MN HEFA (Macalester College)[1]	5.000		06/01/2035	583,200
280,000	MN HEFA (St. Catherine University)	5.000		10/01/2026	311,441
300,000	MN HEFA (St. Catherine University)	5.000		10/01/2025	336,846
200,000	MN HEFA (St. Catherine University)	5.000		10/01/2027	221,702
115,000	MN HFA (Homeownership)[1]	5.000		01/01/2031	125,966
250,000	MN HFA (Rental Hsg.)	5.000		08/01/2033	274,380
1,050,000	MN HFA (Rental Hsg.)	5.300		08/01/2044	1,150,779
100,000	MN HFA (Rental Hsg.)[1]	5.000		08/01/2040	100,519
185,000	MN HFA (Residential Hsg.)	3.750		01/01/2022	199,151
60,000	MN HFA (Residential Hsg.)[1]	5.100		07/01/2038	62,051
490,000	MN HFA (Residential Hsg.)	3.750		07/01/2022	520,052
475,000	MN HFA (Residential Hsg.)[1]	5.050		07/01/2034	501,419
530,000	MN HFA (Residential Hsg.)[1]	5.100		01/01/2040	564,911
25,000	MN HFA (Residential Hsg.)[1]	5.200		01/01/2023	26,222
5,000	MN HFA (Residential Hsg.)[1]	5.900		07/01/2028	5,200
15,000	MN HFA (Residential Hsg.)[1]	5.000		07/01/2038	15,414
215,000	MN HFA (Residential Hsg.)[1]	5.100		07/01/2031	217,423
15,000	MN HFA (Residential Hsg.)[1]	5.150		07/01/2028	15,555
50,000	MN HFA (Residential Hsg.)[1]	5.250		07/01/2033	51,653
40,000	MN HFA (Residential Hsg.)[1]	5.000		07/01/2023	43,023
105,000	MN HFA (Residential Hsg.)[1]	4.600	[3]	07/01/2022	107,478
20,000	MN HFA (Residential Hsg.)[1]	5.500		01/01/2038	20,946
115,000	MN Municipal Power Agency[1]	5.000		10/01/2030	119,174
75,000	MN Municipal Power Agency[1]	5.000		10/01/2035	77,235
750,000	MN Municipal Power Agency[1]	5.250		10/01/2035	845,872
325,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.000		04/01/2017	325,276
1,420,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.200		04/01/2027	1,420,256
550,000	Moorhead, MN (American Crystal Sugar Company Recovery Zone Facility)[1]	5.650		06/01/2027	616,858
100,000	Moorhead, MN Health Care (Evercare Senior Living)	5.000		09/01/2032	101,074
500,000	Moorhead, MN Health Care (Evercare Senior Living)	5.125		09/01/2037	504,180
1,100,000	North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)	6.500		10/01/2047	1,174,613
750,000	Oak Park Heights, MN Nursing Home (Boutwells Landing Care Center)	6.000		08/01/2036	828,210
205,000	Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)	5.400		06/01/2041	207,157
750,000	Otter Tail County, MN (Prairie Lakes Municipal Solid Waste Authority)[1]	5.000		11/01/2030	851,407
5,000	Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)[1]	5.625		07/01/2016	5,009
1,000,000	Ramsey, MN (Pact Charter School)[1]	5.500		12/01/2033	1,106,310
425,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000		11/01/2027	454,848
330,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000		11/01/2032	349,091
1,250,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000		11/01/2042	1,304,400

5 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$500,000	Redwood Falls, MN (Redwood Area Hospital)	5.125%	12/01/2036	$ 511,120
250,000	Rochester, MN Health Care & Hsg. (Samaritan Bethany)	7.375	12/01/2041	282,608
35,000	Rochester, MN Health Care Facilities (Mayo Clinic)[1]	5.000	11/15/2038	39,837
245,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.000	07/01/2027	285,925
750,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.875	07/01/2030	849,435
225,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.000	07/01/2028	261,473
5,000	Rosemount, MN GO1	5.400	02/01/2016	5,022
1,250,000	Saint Anthony, MN Multifamily Hsg. (Landings Silver Lake Village II)	6.000	12/01/2030	1,371,013
50,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.000	05/01/2025	50,809
135,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.500	05/01/2039	150,092
15,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.125	05/01/2030	16,854
1,000,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2027	1,069,510
795,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2030	841,436
250,000	Sauk Rapids, MN Health Care Housing Facilities (Good Shepard Lutheran Home)	7.500	01/01/2039	267,055
790,000	Shakopee, MN Health Care Facilities (St. Francis Regional Medical Center)[1]	5.000	09/01/2034	900,347
10,000	Southern MN Municipal Power Agency[1]	5.000	01/01/2024	11,121
750,000	Southern MN Municipal Power Agency[1]	5.250	01/01/2030	838,808
750,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625	02/01/2031	767,348
50,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000	08/01/2015	50,443
250,000	St. Louis Park, MN EDA (Hoigaard Village)	5.000	02/01/2023	259,220
3,455,000	St. Louis Park, MN Health Care Facilities (PNHS)[1]	5.750	07/01/2039	3,897,931
100,000	St. Louis Park, MN Health Care Facilities (PNHS)[1]	5.500	07/01/2029	113,263
30,000	St. Louis Park, MN Health Care Facilities (PNHS/PNMC Obligated Group)[1]	5.750	07/01/2030	33,446
50,000	St. Louis Park, MN Health Care Facilities (PNMH/PNMC Holdings/PNI Obligated Group)[1]	5.500	07/01/2023	55,619
50,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.250	11/15/2028	57,261
55,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.000	11/15/2020	61,402
600,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	600,414
1,335,000	St. Paul, MN Hsg. & Redevel. Authority (Community of Peace Building Company)[1]	5.000	12/01/2036	1,346,254
300,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	305,421

6 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$215,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)[1]	6.000%	11/15/2035	$ 222,688
425,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)[1]	6.000	11/15/2025	440,504
1,395,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.125	12/01/2038	1,459,686
150,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	153,044
750,000	St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)[1]	5.000	12/01/2025	836,273
375,000	St. Paul, MN Hsg. & Redevel. Authority (Nova Classical Academy)[1]	6.375	09/01/2031	431,730
500,000	St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)[1]	5.000	08/01/2035	560,030
750,000	St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)[1]	5.500	09/20/2044	750,803
950,000	St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)[1]	5.000	08/01/2035	991,411
180,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2019	189,117
185,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2019	195,410
185,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2020	194,646
935,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2029	976,028
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2026	1,050,180
315,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2016	326,797
220,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2020	232,450
235,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2021	248,198
140,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2022	147,469
240,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2022	252,804
225,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2021	236,819
500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (German Immersion School)	5.000	07/01/2033	513,230
1,500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500	09/01/2043	1,564,425
500,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Carondelet Village)	6.000	08/01/2035	530,030
25,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2017	27,070
920,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2036	961,915

7 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Minnesota (Continued)
$75,000	St. Paul, MN Port Authority (Amherst H Wilder Foundation)[1]	5.000%		12/01/2036	$ 82,669
2,315,000	St. Paul, MN Port Authority (Great Northern)	6.000		03/01/2030	2,360,930
1,375,000	St. Paul, MN Port Authority (Regions Hospital Parking Ramp)	5.000		08/01/2036	1,388,475
900,000	Stillwater, MN Multifamily (Orleans Homes)	5.375		02/01/2032	903,294
510,000	Stillwater, MN Multifamily (Orleans Homes)	5.500		02/01/2042	511,765
105,000	Todd Morrison Cass & Wadena Counties, MN United Hospital (Staples United Hospital District)[1]	5.000		12/01/2028	105,320
750,000	University of Minnesota[1]	5.250		12/01/2031	884,018
1,000,000	University of Minnesota[1]	5.000		08/01/2036	1,130,450
500,000	University of Minnesota[1]	5.000		12/01/2036	576,805
500,000	Victoria, MN Private School Facility (Holy Family Catholic High School)	5.000		09/01/2029	525,860
35,000	Virginia, MN Hsg. & Redevel. Authority Health Care Facilities[1]	5.375		10/01/2030	35,553
1,250,000	Western, MN Municipal Power Agency[1]	5.000		01/01/2040	1,444,313
130,000	Willmar, MN Hsg. & Redevel. Authority (Highlands Apts.)[1]	5.850		06/01/2019	130,208
220,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000		12/01/2032	233,358
210,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000		12/01/2027	226,157
1,000,000	Woodbury, MN Hsg. & Devel Authority (St. Therese of Woodbury)	5.250		12/01/2049	1,017,380
					127,255,296
U.S. Possessions—2.8%
1,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	727,050
1,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	728,380
250,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.250		07/01/2028	125,325
250,000	Puerto Rico Highway & Transportation Authority[1]	5.300		07/01/2035	182,027
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	86,538
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	79,725
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	82,510
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.490	[5]	08/01/2036	325,240
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[5]	08/01/2034	352,380
90,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	67,630
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	350,485
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	387,690
					3,494,980
Total Investments, at Value (Cost $122,855,298)—104.9%					130,750,276
Net Other Assets (Liabilities)—(4.9)					(6,159,485)
Net Assets—100.0%					$ 124,590,791

8 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

To simplify the listings of securities, abbreviations are used per the table below:

CCHS	Centracare Health System
CCHSLP	Centracare Health Services of Long Prairie
CCHSM	Centracare Health Services of Melrose
CHC	Children’s Health Care
CHCS	Children’s Health Care Services
COP	Certificates of Participation
ECHC	Essentia Community Hospitals & Clinics
EDA	Economic Devel. Authority
FRCS	Fairview Regional Community Services
FRRHS	Fairview Range Regional Health Services
FRWHS	Fairview Red Wing Health Services
FSH	Fairview Seminary Home
FSP	Fairview Seminary Plaza
GHP	Group Health Plan
GO	General Obligation
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital
HFA	Housing Finance Agency
HSJH	HealthEast St. Joseph’s Hospital
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC	Midwest Assurance Company
MSA	Math & Science Academy
PHS	Pinnacle Health System
PNHS	Park Nicollet Health Services
PNI	Park Nicollet Institute
PNMH	Park Nicollet Methodist Hospital
RH	Regions Hospital
ROLs	Reset Option Longs
RRHS	Range Regional Health Services
SJMC	St. Joseph’s Medical Center
SMDCHS	St. Mary’s Duluth Clinic Health System
StCH	St. Cloud Hospital
VOA	Volunteers of America

9 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

1. Organization

Oppenheimer Rochester Minnesota Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the

10 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific

11 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

12 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts as of December 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Minnesota	$—	$127,255,296	$—	$127,255,296
U.S. Possessions	—	3,494,980	$—	3,494,980

Total Assets	$—	$130,750,276	$—	$130,750,276

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear

13 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a

14 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The

15 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $6,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At December 31, 2014, municipal bond holdings with a value of $9,105,920 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,000,000 in short-term floating rate securities issued and outstanding at that date.

At December 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission ROLs[3]	18.438%	1/1/35	$3,105,920

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are

16 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,000,000 as of December 31, 2014.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest as of December 31, 2014.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of December 31, 2014, securities with an aggregate market value of $125,325, representing 0.10% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$116,884,128	[1]

Gross unrealized appreciation	$9,686,617
Gross unrealized depreciation	(1,791,639)

Net unrealized appreciation	$7,894,978

1. The Federal tax cost of securities does not include cost of $5,971,170, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

17 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/11/2015